THE LAZARD FUNDS, INC.
Supplement to Prospectus dated May 1, 2007, as revised November 1, 2007

Listed below are preliminary estimates of year-end per share distributions of ordinary income and capital gains for the Portfolios of The Lazard Funds, Inc. (the "Fund"). The Portfolios will pay dividends and capital gains, if any, on December 27, 2007. The declaration and record date will be December 24, 2007 and the ex-dividend date will be December 26, 2007.

                                                        Estimated Ordinary       Estimated Short-Term        Estimated Long-Term
                                                          Income Dividend           Capital Gain                 Capital Gain
Portfolio                                                    Per Share          Distribution Per Share     Distribution Per Share
----------------------------------------------------- -----------------------------------------------------------------------------
Lazard U.S. Equity Value Portfolio
    Institutional Shares                                     $0.11                    $0.48                       $0.02
    Open Shares                                              $0.07                    $0.48                       $0.02

Lazard U.S. Strategic Equity Portfolio
    Institutional Shares                                     $0.11                    $0.51                       $0.89
    Open Shares                                              $0.06                    $0.51                       $0.89

Lazard Mid Cap Portfolio
    Institutional Shares                                     $0.11                    $0.40                       $0.85
    Open Shares                                              $0.07                    $0.40                       $0.85

Lazard Small Cap Portfolio
    Institutional Shares                                     $0.04                    $0.00*                      $0.99
    Open Shares                                                 --                    $0.00*                      $0.99

Lazard U.S. Small Cap Equity Growth Portfolio
    Institutional Shares                                        --                    $0.14                       $0.02
    Open Shares                                                 --                    $0.14                       $0.02

Lazard International Equity Portfolio
    Institutional Shares                                     $0.44                       --                          --
    Open Shares                                              $0.39                       --                          --

Lazard International Equity Select Portfolio
    Institutional Shares                                     $0.22                    $0.08                       $1.50
    Open Shares                                              $0.18                    $0.08                       $1.50

Lazard International Strategic Equity Portfolio
    Institutional Shares                                     $0.23                    $0.10                       $0.85
    Open Shares                                              $0.18                    $0.10                       $0.85

Lazard International Small Cap Portfolio
    Institutional Shares                                     $0.40                       --                       $5.07
    Open Shares                                              $0.35                       --                       $5.07

Lazard Emerging Markets Portfolio
    Institutional Shares                                     $0.34                    $0.77                       $2.31
    Open Shares                                              $0.28                    $0.77                       $2.31

Lazard High Yield Portfolio
    Institutional Shares                                        **                       **                       $0.05
    Open Shares                                                 **                       **                       $0.05

*    Estimated rate is less than $0.01 cent per share.
**  Ordinary income for this Portfolio, if any, is distributed on the last business day of each month.

Please be advised that these estimates may change prior to the record date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2008. Please consult your tax advisor as to how these distributions may affect your individual tax situation.

December 4, 2007